Credit Risk - Narrative (Details) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023 GBP (£) economic_scenario	Dec. 31, 2022 GBP (£)	Jun. 30, 2022 GBP (£)
Disclosure of financial assets [line items]
Coverage ratio	0.008	0.008
Number of economic scenarios, percentage	100.00%
Weighted expected credit loss, uplift percentage	100.00%
Financial assets	£ 795,594	£ 803,015
Undrawn contractually committed facilities and guarantees
Disclosure of financial assets [line items]
Additional provision	72	115
Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ (6,119)	(6,175)
Credit risk
Disclosure of financial assets [line items]
Number of economic scenarios | economic_scenario	5
Stress horizon period, ECL	5 years
Baseline
Disclosure of financial assets [line items]
Weighted expected credit loss, uplift percentage	2.10%
Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 300		£ 300
Economic uncertainty adjustments | Model uncertainty risk
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	100		(100)
Economic uncertainty adjustments | Customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	200		£ 400
Total weighted model ECL | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(4,716)	(4,760)
Loans and advances
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	6,119	6,175
Loans and advances | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	271	317
Loans and advances | Economic uncertainty adjustments | Model uncertainty risk
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	50	(106)
Loans and advances | Economic uncertainty adjustments | Customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	221	423
Loans and advances | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	359	208
Loans and advances | Total weighted model ECL
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 4,700	£ 4,800
Loans and advances | Financial assets at amortised cost, class
Disclosure of financial assets [line items]
Coverage ratio	0.014	0.014
Financial assets	£ 401,405	£ 398,779
Loans and advances | Financial assets at amortised cost, class | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(5,570)	(5,592)
Loans and advances | Financial assets at amortised cost, class | Total weighted model ECL | Credit risk | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(4,716)	(4,760)
Loans and advances | Financial assets at amortised cost, class | Total weighted model ECL | Baseline | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(4,619)	(4,682)
Loans and advances | Financial assets at amortised cost, class | Total weighted model ECL | Downside 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ (6,620)	£ (6,312)
Loans and advances | Financial assets at amortised cost, class | Selected sectors
Disclosure of financial assets [line items]
Coverage ratio	0.016	0.020
Non-default coverage ratio	0.008	0.012
Loans and advances | Financial assets at amortised cost, class | Selected sectors | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ (588)	£ (744)
Retail mortgages
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 554	516
Retail mortgages | Baseline
Disclosure of financial assets [line items]
Weighted expected credit loss, uplift percentage	9.90%
Retail mortgages | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 22	4
Retail mortgages | Economic uncertainty adjustments | Customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	22	4
Retail mortgages | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 116	£ 85
Retail mortgages | Financial assets at amortised cost, class
Disclosure of financial assets [line items]
Coverage ratio	0.003	0.003
Financial assets	£ 174,878	£ 173,770
Retail mortgages | Financial assets at amortised cost, class | Impairment allowance
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	554	516
Financial assets	(554)	(516)
Retail mortgages | Financial assets at amortised cost, class | Total weighted model ECL | Credit risk | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(379)	(372)
Retail mortgages | Financial assets at amortised cost, class | Total weighted model ECL | Baseline | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(345)	(350)
Retail mortgages | Financial assets at amortised cost, class | Total weighted model ECL | Downside 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(804)	(586)
Retail credit cards
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	3,313	3,166
Retail credit cards | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	143	93
Retail credit cards | Economic uncertainty adjustments | Model uncertainty risk
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	50	0
Retail credit cards | Economic uncertainty adjustments | Customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	93	93
Retail credit cards | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 48	£ 87
Retail credit cards | Financial assets at amortised cost, class
Disclosure of financial assets [line items]
Coverage ratio	0.085	0.081
Financial assets	£ 33,954	£ 34,584
Retail credit cards | Financial assets at amortised cost, class | Impairment allowance
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	3,150	3,033
Financial assets	(3,150)	(3,033)
Retail credit cards | Financial assets at amortised cost, class | Total weighted model ECL | Credit risk | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(3,037)	(3,013)
Retail credit cards | Financial assets at amortised cost, class | Total weighted model ECL | Baseline | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(3,019)	(3,016)
Retail credit cards | Financial assets at amortised cost, class | Total weighted model ECL | Downside 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(3,545)	(3,456)
Retail other
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	506	579
Retail other | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	8	25
Retail other | Economic uncertainty adjustments | Customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	8	25
Retail other | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 45	£ 99
Retail other | Financial assets at amortised cost, class
Disclosure of financial assets [line items]
Coverage ratio	0.039	0.037
Financial assets	£ 12,329	£ 15,084
Retail other | Financial assets at amortised cost, class | Impairment allowance
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	498	574
Financial assets	(498)	(574)
Retail other | Financial assets at amortised cost, class | Total weighted model ECL | Credit risk | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(327)	(308)
Retail other | Financial assets at amortised cost, class | Total weighted model ECL | Baseline | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(324)	(308)
Retail other | Financial assets at amortised cost, class | Total weighted model ECL | Downside 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(388)	(351)
Corporate loans
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 1,689	1,872
Corporate loans | Baseline
Disclosure of financial assets [line items]
Weighted expected credit loss, uplift percentage	4.70%
Corporate loans | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 98	195
Corporate loans | Economic uncertainty adjustments | Model uncertainty risk
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	(106)
Corporate loans | Economic uncertainty adjustments | Customers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	98	301
Increase (decrease) in allowance account for credit losses of financial assets	(203)
Corporate loans | Economic uncertainty adjustments | Customers | Default risk
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	86
Corporate loans | Economic uncertainty adjustments | Customers | Inflationary concerns
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	12
Corporate loans | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	150	£ (63)
Increase (decrease) in allowance account for credit losses of financial assets	£ 213
Corporate loans | Financial assets at amortised cost, class
Disclosure of financial assets [line items]
Coverage ratio	0.011	0.011
Financial assets	£ 122,094	£ 125,275
Corporate loans | Financial assets at amortised cost, class | Impairment allowance
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	1,311	1,427
Financial assets	(1,311)	(1,427)
Corporate loans | Financial assets at amortised cost, class | Total weighted model ECL | Credit risk | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(917)	(1,021)
Corporate loans | Financial assets at amortised cost, class | Total weighted model ECL | Baseline | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(876)	(964)
Corporate loans | Financial assets at amortised cost, class | Total weighted model ECL | Downside 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(1,801)	(1,832)
Debt securities and other
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	57	42
Debt securities and other | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	0	0
Debt securities and other | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 0	£ 0
Debt securities and other | Financial assets at amortised cost, class
Disclosure of financial assets [line items]
Coverage ratio	0.001	0.001
Financial assets	£ 58,150	£ 50,066
Debt securities and other | Financial assets at amortised cost, class | Impairment allowance
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	57	42
Financial assets	(57)	(42)
Debt securities and other | Financial assets at amortised cost, class | Total weighted model ECL | Credit risk | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(56)	(46)
Debt securities and other | Financial assets at amortised cost, class | Total weighted model ECL | Baseline | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	(55)	(44)
Debt securities and other | Financial assets at amortised cost, class | Total weighted model ECL | Downside 2 | Impairment allowance
Disclosure of financial assets [line items]
Financial assets	£ (82)	£ (87)